Intangible assets -Schedule of Intangible Assets (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	SFr 70.3	SFr 57.5
Additions	2.0	3.6
Depreciation	(4.9)	(4.1)
Intangible assets and goodwill at end of the period	67.4	57.0
Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	96.9	76.0
Intangible assets and goodwill at end of the period	98.9	79.7
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(26.6)	(18.5)
Intangible assets and goodwill at end of the period	(31.5)	(22.7)
Patents, licenses and other rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	54.2	41.9
Additions	0.1	0.2
Depreciation	(2.2)	(2.0)
Intangible assets and goodwill at end of the period	52.1	40.0
Patents, licenses and other rights | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	69.2	52.8
Intangible assets and goodwill at end of the period	69.3	53.0
Patents, licenses and other rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(15.0)	(10.9)
Intangible assets and goodwill at end of the period	(17.2)	(12.9)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	14.4	13.8
Additions	1.9	3.4
Depreciation	(2.7)	(2.1)
Intangible assets and goodwill at end of the period	13.5	15.1
Software | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	25.9	21.4
Intangible assets and goodwill at end of the period	27.8	24.9
Software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(11.6)	(7.6)
Intangible assets and goodwill at end of the period	(14.2)	(9.7)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1.8	1.8
Additions	0.0	0.0
Depreciation	0.0	0.0
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1.8	1.8
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0.0	0.0
Intangible assets and goodwill at end of the period	SFr 0.0	SFr 0.0